Warrants (Details 1) (USD $)	Dec. 31, 2012
Number of Warrants	46,863,294
Expiry Date	-
Exercise Price 0.75 [Member]
Exercise Price ($)	0.75
Number of Warrants	15,468,328
Expiry Date	January 28, 2013 - February 25, 2013
Exercise Price 0.45 [Member]
Exercise Price ($)	0.45
Number of Warrants	1,564,700
Expiry Date	February 25, 2013
Exercise Price 0.50 [Member]
Exercise Price ($)	0.5
Number of Warrants	870,000
Expiry Date	March 15, 2013
Exercise Price 0.30 [Member]
Exercise Price ($)	0.3
Number of Warrants	400,000
Expiry Date	March 15, 2013
Exercise Price 0.15 [Member]
Exercise Price ($)	0.15
Number of Warrants	3,650,000
Expiry Date	April 26, 2013
Exercise Price 0.50 One [Member]
Exercise Price ($)	0.5
Number of Warrants	21,666,667
Expiry Date	May 5, 2013
Exercise Price 0.50 Two [Member]
Exercise Price ($)	0.5
Number of Warrants	2,903,571
Expiry Date	November 6-15, 2014
Exercise Price 0.35 [Member]
Exercise Price ($)	0.35
Number of Warrants	340,028
Expiry Date	November 15, 2014